Long-Term Incentive Plans (LTIPs)	12 Months Ended
Dec. 31, 2022
Long-Term Incentive Plans (LTIPs)
Long-Term Incentive Plans (LTIPs)

21.  Long-Term Incentive Plans (LTIPs)

(a)	Equity-settled awards

(i)2016 HeadHunter Unit Option Plan

In 2016, the shareholders of the Group established an incentive program that provides key management of the Group with rights to receive cash payments if a “liquidity event” occurs. “Liquidity event” includes either an Initial Public Offering (hereinafter – “IPO”) or Sale (initial or subsequent) of the Company’s shares by shareholders. The amount of payment is conditional on share price at the date of the liquidity event. The Group has no liability to make cash payments to management, therefore the program was classified by the Group as equity-settled.

The following awards were issued as at December 31, 2022:

	Number		Exercise	Fair value
	of		price	at grant
Awards series	units	Grant date	(per unit)	date
Series 1	782.5	May 10, 2016	500	160,871
Series 2	20	September 1, 2017	500	25,511
Series 3	15	September 1, 2017	900	15,415
Series 4	12	December 1, 2017	900	13,070
Series 5	8	March 1, 2018	900	8,478
Series 6	14	May 28, 2019	500	27,671
Series 7	20	May 28, 2019	1,250	22,191

A unit is defined in the 2016 HeadHunter Unit Option Plan as 0.005% of net proceeds from a “liquidity event”.

The fair value of the awards of Series 1 – Series 5, which were granted before the completion of the IPO, was estimated at the grant date using the Black Scholes Merton (“BSM”) pricing model, taking into account the terms and conditions on which the awards were granted. The fair value of the awards was calculated based on the expected business enterprise value at the grant date.

The weighted average assumptions used in the BSM pricing model for grants made were as follows:

	Awards series
	Series 1	Series 2	Series 3	Series 4	Series 5
Expected volatility	39%	39%	39%	39%	39%
Expected dividend yield	—	—	—	—	—
Risk-free interest rate	7.7%	7.7%	7.7%	7.3%	6.4%
Expected life at grant date (years)	5.66	3.24	3.24	2.99	1.66

Expected volatility was calculated based on actual experience of similar entities that have traded equity instruments.

The fair value of the awards of Series 6 – Series 7, which were granted after the completion of the IPO, was estimated at the grant date using the market price of the underlying shares, taking into account the terms and conditions on which the awards were granted.

The movement of the awards of Series 1 – 7 were as follows:

	For the year ended December 31,
	2022	2021
Outstanding at beginning of the period (units)	874	890
Forfeited during the period (units)	(2.5)	(16)
Outstanding at end of the period (units)	871.5	874

In April 2018 and March 2019 the Group amended the 2016 HeadHunter Unit Option Plan. In accordance with the amended Plan, if an IPO occurs, 25% of the awards will vest on the date of IPO and will be paid by the shareholders in cash and 18.75% will vest on each of the first, second, third and fourth anniversaries of IPO, and each will be settled in equity by the Company. The modification of the Plan did not change the classification of the awards as equity-settled.

The modification of the Plan was not beneficial to most participants of the program who received awards of Series 1. The modification of the Plan was beneficial to the participants who received awards of Series 2 – Series 5. The incremental fair value of 10,815 was calculated as the difference between the fair value of the initial and amended program at the modification date and will be recognized over the modified vesting period.

In June 2019, the Group further amended the 2016 HeadHunter Unit Option Plan. As the result of this amendment, the participants of awards of Series 1– Series 7 became unconditionally entitled to additional lump sum payment. This amendment was beneficial to the participants. The fair value of the additional award of RUB 28 million was recognized in the year ended December 31, 2019.

As a result of completion of the IPO on May 8, 2019, 25% of the awards of Series 1 – Series 7 were vested and subsequently settled in cash by shareholders. On the first and secondary anniversaries of the IPO on May 8, 2020 and May 8, 2021, the 37.5% of the awards of Series 1 – Series 7 were vested and subsequently exercised and settled by the Company in shares. On the third anniversary of the IPO on May 8, 2022, the 18.75% of the awards of Series 1 – Series 7 were vested, but not settled by the Company due to trading halt of ADRs in NASDAQ and the inability to transfer ADRs through European clearing systems for trading.

Total employee expenses (excluding social taxes) arising from the 2016 HeadHunter Option Plan were 5,734 for the year ended December 31, 2022, 14,489 for the year ended December 31, 2021 and 35,500 for the year ended December 31, 2020 and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income.

The provision for social taxes, which are payable due to change in the parent company tax residency status (see Note 1(a)), reversed during the year ended December 31, 2022, as a result of the decline in the Company’s share price, were 74,240, and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income (for the year ended December 31, 2021 – provision made of 144,029, for the year ended December 31, 2020 – provision made of 115,974). The related liability of 226,311 is presented within ‘Provisions’ in the consolidated statement of financial position as at December 31, 2022 (as at December 31, 2021 – 300,551, as at December 31, 2020 – 156,522). Uncertainties relate mostly to whether the relationships with the participants of the programmes will be treated as employment in terms of Russian law.

(ii)2018 Unit Option Plan

In 2018, the shareholders of the Group established an incentive program that provides key management of the Group with rights to receive shares. The amount of payment is conditional on share price at the vesting date. The share options vest if the average share price exceed the exercise price at the vesting date and the participant remains employed on such date. The awards vest in instalments over the vesting period, being 20% after 3 years in service from the grant date and 20% annually thereafter, resulting in full vesting in 7 years. The programme assumes grant of up to 600 units, and a unit is defined as 0.005% of the number of issued ordinary shares of the Company.

The Group has no liability to make cash payments to management, therefore the program is classified by the Group as equity-settled in these consolidated financial statements.

The Board of Directors approved the grant of 300 units, 41 units, 33 units and 16 units on May 28, 2019, March 5, 2020, May 26, 2020 and January 25, 2022, respectively, under the 2018 Unit Option Plan.

	Number of	Date grant approved by	Exercise price	Fair value at grant
Awards series	units	the Board of Directors	(per unit)	date
			USD
Series 1	300	May 28, 2019	13.50	265,394
Series 2	41	March 5, 2020	21.23	30,787
Series 3	33	May 26, 2020	18.92	40,448
Series 4	16	January 25, 2022	13.50	72,400

The fair value of the awards is estimated at the grant date using a Monte-Carlo simulation model, taking into account the terms and conditions on which the awards were granted. The model simulates the market price of the underlying shares and compares it against the exercise price.

The weighted average assumptions used in the Monte-Carlo pricing model for the for the Series 1 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	43%	43%	43%	43%	43%
Expected dividend yield	1.53%	1.53%	1.53%	1.53%	1.53%
Risk-free interest rate	1.74%	1.77%	1.80%	1.86%	1.92%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit)	763	859	932	996	1,028
Total fair value	44,205	49,815	54,036	57,738	59,600

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 2 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.94%	1.94%	1.94%	1.94%	1.94%
Risk-free interest rate	0.29%	0.33%	0.37%	0.46%	0.55%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit)	498	668	802	924	994
Total fair value	3,946	5,292	6,355	7,319	7,875

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 3 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.85%	1.85%	1.85%	1.85%	1.85%
Risk-free interest rate	0.22%	0.27%	0.32%	0.42%	0.51%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit)	1,008	1,172	1,298	1,404	1,460
Total fair value	6,428	7,476	8,278	8,954	9,312

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 4 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	42.5%	42.5%	42.5%	42.5%	42.5%
Expected dividend yield	2.25%	2.25%	2.25%	2.25%	2.25%
Risk-free interest rate	0.20%	0.75%	1.09%	1.32%	1.46%
Expected life at grant date (years)	0.3	1.3	2.3	3.3	4.3
Forfeiture rate	—	—	—	—	—
Fair value (per unit)	4,695	4,599	4,521	4,444	4,366
Total fair value	15,024	14,717	14,466	14,222	13,971

Expected volatility is calculated based on actual experience of similar entities that have traded equity instruments. The risk-free interest rate applied is based on U.S. Treasury yield curve in effect at the grant date. The forfeiture rate is based on historical data and current expectations and is not necessarily indicative of forfeiture patterns that may occur.

In July 2021, the awards of Series 2 and Series 3 were replaced by the awards under the new 2021 Restricted Stock Units Plan (Note 21(a)(iii)). As the result of this replacement, the participants of awards of Series 2 and Series 3 became entitled to fixed amount of shares, which vest over 4-year period commencing on the grant date, with the first vesting occurring on the first anniversary of the grant date. The modification of the awards of Series 2 and Series 3 did not change the classification of the awards as equity-settled. The modification of the awards was beneficial to the participants of Series 2 and Series 3. The incremental fair value of 104,497 was calculated as the difference between the fair value of the initial and amended program at the modification date and will be recognized over the modified vesting period (Note 21(a)(iii)).

The movement of the awards of Series 1 and Series 4 were as follows:

(number of units)	For the year ended December 31,
	2022	2021
Outstanding at beginning of the period	274	300
Granted during the period	16	—
Forfeited during the period	(3)	(26)
Outstanding at end of the period	287	274

The movement of the awards of Series 2 - 3 were as follows:

(number of units)	For the year ended December 31,
	2022	2021
Outstanding at beginning of the period	—	71
Granted during the period	—	—
Modified during the period	—	(68)
Forfeited during the period	—	(3)
Outstanding at end of the period	—	—

On May 28, 2022 the 20% of the awards of Series 1 and Series 4 were vested, but not settled by the Company due to trading halt of ADRs in NASDAQ and the inability to transfer ADRs through European clearing systems for trading.

Total employee expenses (excluding social taxes) arising from the 2018 HeadHunter Option Plan were 81,220 for the year ended December 31, 2022, 49,503 for the year ended December 31, 2021 and 65,953 for the year ended December 31, 2020, and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income.

The provision for social taxes reversed for the year ended December 31, 2022, as a result of the decline in the Company’s share price, were 30,745 (for the year ended December 31, 2021 – provison made of 37,233 and for the year ended December 31, 2020 – provision made of 8,262), which are payable due to change in the parent company tax residency status (see Note 1(a)), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income. The related liability of 16,495 is presented within ‘Provisions’ in the consolidated statement of financial position (as at December 31, 2021 - 47,240). Uncertainties relate mostly to whether the relationships with the participants of the programmes will be treated as employment in terms of Russian law.

(iii)2021 RSU Plan

In July 2021, the shareholders of the Group established a new 2021 Restricted Stock Units Plan (the “2021 RSU Plan”) to provide more straight-forward, predictable, and competitive long-term incentives to the key talent of the Group.

Under the 2021 RSU Plan, the Group shall issue restricted stock units (“RSUs”) carrying the right to receive either ordinary shares or ADSs representing such ordinary shares. The maximum number of shares provided under the 2021 RSU Plan is 6% of the fully diluted aggregate number of ordinary shares issued and outstanding from time to time. Awards under the 2021 RSU Plan are expected to be granted in tranches during the 2-4-years period. Each grant will be subject to approval by the Board of Directors upon the recommendation of management and the Compensation Committee, based on certain selection criteria.

In connection with the establishment of the 2021 RSU Plan, the awards of Series 2 and Series 3 previously granted under the 2018 Plan were replaced with awards under the 2021 RSU Plan (see Note 21(a)(ii)).

On July 27, 2021, the Board of Directors approved the first grant of awards under 2021 RSU Plan of 251,921 RSUs, including grant of 121,135 RSUs to new participants and grant of 130,786 RSUs to participant of awards Series 2 and Series 3 of 2018 Unit Option Plan.

The modification of the awards was beneficial to the participants of Series 2 and Series 3 of 2018 Unit Option Plan. The fair value of the initial (2018 Unit Option Plan) at the modification date was 355,457. The incremental fair value of 104,497 was calculated as the difference between the fair value of the initial (2018 Unit Option Plan) and amended program (2021 RSU Plan) at the modification date and will be recognized over the modified vesting period.

The following awards were issued as at December 31, 2022:

Awards series		Date grant approved by
		the Compensation
	Number of	Committee/ Board of	Exercise price	Fair value at grant
	RSUs	Directors	(per unit)	date
			USD
Series 1	251,921	July 27, 2021	—	885,968
including:
new participants	121,135		—	426,013
participants of 2018 Unit Option Plan (modification of awards)	130,786		—	459,954

Series 2	77,228	November 25, 2021	—	285,028
Series 3	161,915	December 20, 2021	—	598,210
Series 4	23,126	January 25, 2022	—	63,859
Series 5	7,190	March 4, 2022	—	24,546
Series 6	13,639	June 9, 2022	—	32,880
Series 7	12,410	June 7, 2022	—	29,917
Series 8	39,680	September 7, 2022	—	50,530
Series 9	48,380	September 9, 2022	—	60,199
Series 10	25,500	December 6, 2022	—	34,252
Series 11	36,238	December 12, 2022	—	47,275

The fair value of the awards of Series 1  - Series 11 was estimated at the grant date using the Black Scholes Merton (“BSM”) pricing model, taking into account the terms and conditions on which the awards were granted.

The weighted average assumptions used in the BSM pricing model for the Series 1 – Series 11 award installments were as follows (each installment over the 2-year or 4-year vesting periods is treated as a separate tranche):

	Series 1	Series 2	Series 3	Series 4	Series 5	Series 6
Expected volatility	40%	43%	43%	43%	43%	43%
Expected dividend yield	2.31%	2.31%	2.31%	2.25%	2.25%	2.31%
Risk-free interest rate	0.08 - 0.59%	0.16 – 1.03%	0.06 – 1.06%	0.11% - 1.55%	0.09% - 1.38%	1.05% - 2.99%
Expected life at grant date (years)	0.87 – 3.88	0.53 – 3.53	0.26 – 3.51	0.18 – 4.93	0.08 – 1.83	0.06 – 3.06
Fair value (per RSU), in Russian Roubles	3,374 - 3,617	3,541 – 3,795	3,501 – 3,774	2,616 – 2,912	3,347 – 3,482	2,246 – 2,407
Total fair value	885,968	285,028	598,210	63,859	24,546	32,880

	Series 7	Series 8	Series 9	Series 10	Series 11
Expected volatility	43%	43%	43%	43%	43%
Expected dividend yield	2.25%	2.25%	2.25%	2.25%	2.25%
Risk-free interest rate	0.65% – 2.63%	2.3% - 3.6%	3.93% - 4.12%	3.87% - 4.74%	4.11% – 4.76%
Expected life at grant date (years)	0.07 – 1.82	0.07 – 1.82	0.76 – 3.76	0.07 – 1.82	0.51 – 3.51
Fair value (per RSU), in Russian Roubles	2,314 – 2,407	1,248 – 1,299	1,195 – 1,279	1,317 – 1,370	1,251 – 1,338
Total fair value	29,917	50,530	60,199	34,252	47,275

Expected volatility was calculated based on actual experience of similar entities that have traded equity instruments. The risk-free interest rate applied is based on U.S. Treasury yield curve in effect at the grant date. The forfeiture rate used for 2022 expenses calculation is 3% – 50%. It is based on historical data and current expectations and is not necessarily indicative of forfeiture patterns that may occur.

The movement of the awards of Series 1 – 11 were as follows:

	For the year ended December 31,
	2022	2021
Outstanding at beginning of the period (RSUs)	468,621	—
Granted during the period (RSUs)	206,163	491,064
Vested during the period (RSUs)	(86,110)	—
Forfeited during the period (RSUs)	(49,124)	(22,443)
Outstanding at end of the period (RSUs)	539,550	468,621

During 2022 the awards of Series 1 (for certain employees), Series 2, Series 4 and Series 6 with vesting dates on July 1, 2022 and October 1, 2022 were vested and partially settled by the Company in cash. The settlement of the awards of Series 1 (for certain employees), Series 3 and Series 5 with vesting dates on July 1, 2022 and October 1, 2022 was postponed.

On December 12, 2022 the Board of Directors decided to modify the Plan: i) for certain series of awards with vesting dates on January 1, 2023, April 1, 2023, July 1, 2023, October 1, 2023 and January 1, 2024, the participants have a choice to receive awards in cash on the respective vesting dates or postpone the settlement of RSU. For those who select the settlement in cash, the price per RSU will be calculated on each vesting date as 60-days average of shares price on MOEX; (ii) for other series of awards with vesting date on January 1, 2023, April 1, 2023, July 1, 2023, October 1, 2023 and January 1, 2024 the settlement of RSU will be postponed until the receipt of the Group’s ADRs will be technical possible. The modification of the Plan was not beneficial to participants.

As of December 31, 2022, as a result of modification the Group classified all tranches with vesting dates on January 1, 2023, April 1, 2023, July 1, 2023, October 1, 2023 and January 1, 2024, for which the participants have a choice to receive awards in cash, and unsettled awards for tranches with vesting dates on July 1, 2022 and October 1, 2022 as cash-settled awards. Accordingly, the Group reclassified 187,349 from “Share-based payments reserve” to “Accounts payable” in the consolidated statement of financial position. The additional expenses from revaluation of liability for cash-settled awards of 2,908 for the year ended December 31, 2022 are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income (for the year ended December 31, 2021 and 2020 – nil).

Total employee expenses (excluding social taxes) arising from the 2021 RSU Plan were 896,067 for the year ended December 31, 2022, and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income (for the year ended December 31, 2021 - 177,972 and 2020 – nil).

The social taxes accrued were 34,861 for the year ended December 31, 2022 (for the year ended December 31, 2021 – 38,722 and 2020 – nil), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income. The related liability of 61,272 is presented within ‘Provisions’ in the consolidated statement of financial position due to uncertain amount of tax that will be determined based on future share price (as at December 31, 2021 – 38,722).

(b)	Cash-settled awards

In August 2017 the Group established a cash-settled management incentive program that provides the right to receive cash payments if an IPO or strategic sale (hereinafter – “the event”) occurs. The amount of payment is conditional on share price at the date of the event. The Group has liability to make cash payments, therefore the program is classified by the Group as cash-settled in the consolidated financial statements. The awards vest in instalments over the vesting period, being 50% at the event (Award 1) and 50% after 12 months from the date of the event (Award 2). The Award 1 vested on May 8, 2019 as a result of completion of the IPO and was settled in May 2019 in the amount of 19,568. The Award 2 vested on May 8, 2020 after 12 months from the date of the IPO and was settled in May 2020 of 31,381.

In July 2020 the Group established a new cash-settled management incentive program that provides the right to receive cash payments in the event of successful secondary public offering. The Group has a liability to make cash payments, and, therefore the program is classified by the Group as cash-settled in in the consolidated financial statements. The awards vest in instalments over the vesting period, being 50% at the event (Award 1) and 50% after 12 months from the date of the event (Award 2). The amount of payment is conditional on share price at the vesting date. The Award 1 vested on July 20, 2020 as a result of completion of the SPO and was settled in September 2020 of 14,029. The Award 2 vested on July 20, 2021 after 12 months from the date of SPO and was settled in July 2021 of 28,080.

In March 2021 the Group established a further cash-settled management incentive program that provides the right to receive cash payments in the event of successful secondary public offering. The Group has a liability to make cash payments, and, therefore the program is classified by the Group as cash-settled in in the consolidated financial statements. The awards vest in instalments over the vesting period, being 50% at the event (Award 1) and 50% after 12 months from the date of the event (Award 2). The amount of payment is conditional on share price at the vesting date. The Award 1 vested on June 7, 2021 as a result of completion of the SPO and was settled in July 2021 of 15,577. The Award 2 vested on June 7, 2022 after 12 months from the date of the second SPO and was settled in September 2022 of 13,435.

Total employee expenses (excluding social taxes) arising from the cash-settled management incentive program were 56 for the year ended December 31, 2022, 46,920 for the year ended December 31, 2021 and 31,887 for the year ended December 31, 2020, and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income. The related liability as of December 31, 2022 is nil (as at December 31, 2021 – 13,379 and is presented within ‘Current trade and other payables – Payables to employees’ (Note 23)).

The social taxes accrued were 8 for the year ended December 31, 2022, which are payable due to change in the parent company tax residency status (see Note 1(a)), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income (for the year ended December 31, 2021 – 7,374 and for the year ended December 31, 2020 – 5,071). The related liability as at December 31, 2022 is nil (as at December 31, 2021 - 2,020 and is presented within ‘Provisions’ in the consolidated statement of financial position).